Vessel revenue (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Revenue Sources

	For the year ended December 31,
In thousands of U.S. dollars	2019	2018	2017
Pool revenue	$691,886	$543,784	$458,730
Time charter revenue	2,551	34,015	37,411
Voyage revenue (spot market)	9,888	7,248	16,591

	$704,325	$585,047	$512,732